UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number          811-24128

                                    Baillie Gifford Institutional Trust
(Exact name of registrant as specified in charter)

780 Third Avenue, 43rd Floor, New York, NY 10017
(Address of principal executive offices) (Zip code)

Gareth Griffiths

Baillie Gifford Institutional Trust
Calton Square, 3 Haymarket Square
                          Edinburgh, Scotland, UK, EH3 8RY
(Name and address of agent for service)

Registrant's telephone number, including area code:  011-44-131-275-2000

Date of fiscal year end:   December 31

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

TABLE OF CONTENTS

Baillie Gifford Institutional Long Term Global Growth Fund Class 2

Baillie Gifford Institutional Long Term Global Growth Fund Class 3

Baillie Gifford Institutional Long Term Global Growth Fund

Class 2 |

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026

The semi-annual shareholder report contains important information about  Baillie Gifford Institutional Long Term Global Growth Fund (the "Fund") for the period of February 5, 2026 (commencement of operations) to June 30, 2026. You can find additional information about the Fund at www.bailliegifford.com/ltgg/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$29Footnote Reference*	0.70%Footnote Reference**
Footnote	Description
Footnote*	The period from commencement to the date of this report is less than a full reporting period. Expenses paid for a full reporting period would be higher.
Footnote**	Annualized

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$138,236,652
  Total number of portfolio holdings38
  Total advisory fees paid, net of waiver$210,944
  Portfolio turnover rate19%

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Internet	35.6%
Semiconductors	21.8%
Software	10.3%
Auto Parts & Equipment	3.4%
Aerospace/Defense	3.1%
Banks	3.0%
Retail	2.8%
Miscellaneous Manufacturing	2.4%
Healthcare - Products	2.1%
Apparel	2.0%
Commercial Services	2.0%
Pharmaceuticals	1.9%
Biotechnology	1.9%
Other sectors	6.8%
Other assets less liabilities	0.9%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Institutional Long Term Global Growth Fund

Class 3 |

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026

The semi-annual shareholder report contains important information about  Baillie Gifford Institutional Long Term Global Growth Fund (the "Fund") for the period of February 5, 2026 (commencement of operations) to June 30, 2026. You can find additional information about the Fund at www.bailliegifford.com/ltgg/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$26Footnote Reference*	0.63%Footnote Reference**
Footnote	Description
Footnote*	The period from commencement to the date of this report is less than a full reporting period. Expenses paid for a full reporting period would be higher.
Footnote**	Annualized

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$138,236,652
  Total number of portfolio holdings38
  Total advisory fees paid, net of waiver$210,944
  Portfolio turnover rate19%

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Internet	35.6%
Semiconductors	21.8%
Software	10.3%
Auto Parts & Equipment	3.4%
Aerospace/Defense	3.1%
Banks	3.0%
Retail	2.8%
Miscellaneous Manufacturing	2.4%
Healthcare - Products	2.1%
Apparel	2.0%
Commercial Services	2.0%
Pharmaceuticals	1.9%
Biotechnology	1.9%
Other sectors	6.8%
Other assets less liabilities	0.9%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual financial statements are attached herewith.

The Financial Highlights are attached herewith.

Baillie Gifford
Institutional
Trust

Semi-Annual Financial Statements and
Other Information, June 30, 2026 (Unaudited)

Baillie Gifford Institutional Long Term Global Growth Fund

Index

Page Number
01	Industry Diversification Table
02	Portfolio of Investments
04	Financial Statements
07	Financial Highlights
09	Notes to Financial Statements

This report is intended for shareholders of Baillie Gifford Institutional Long Term Global Growth Fund (the “Fund”) and may not be used as sales literature unless preceded or accompanied by a current prospectus for the Fund.

The statements and views expressed in this report are as of this report’s period end and are subject to change at any time based on a variety of factors. The respective parties disclaim any responsibility to update such views.

Actual outcomes may differ significantly from the views expressed. These views may not be relied on as investment advice or as an indication of trading intent on behalf of the Fund.

All investments entail risk, including the possible loss of principal.

Industry Diversification Table

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford Institutional Long Term Global Growth Fund

Value		% of Total Net Assets
Aerospace/Defense	$4,317,176	3.1%
Apparel	2,823,505	2.0
Auto Manufacturers	1,839,169	1.3
Auto Parts & Equipment	4,700,595	3.4
Banks	4,103,310	3.0
Beverages	2,080,755	1.5
Biotechnology	2,643,833	1.9
Commercial Services	2,828,424	2.0
Cosmetics/Personal Care	1,560,142	1.1
Healthcare — Products	2,929,311	2.1
Internet	49,213,577	35.6
Machinery — Diversified	1,612,312	1.2
Media	2,350,863	1.7
Miscellaneous Manufacturing	3,266,114	2.4
Pharmaceuticals	2,584,691	1.9
Retail	3,826,974	2.8
Semiconductors	30,112,094	21.8
Software	14,213,357	10.3
Total Value of Investments	137,006,202	99.1
Other assets less liabilities	1,230,450	0.9
Net Assets	$138,236,652	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford Institutional Long Term Global Growth Fund

Shares	Value
COMMON STOCKS — 99.1%
BRAZIL — 5.7%
MercadoLibre, Inc. *	2,228	$3,781,785
NU Holdings Ltd., Class A *	307,134	4,103,310
7,885,095
CANADA — 2.1%
Shopify, Inc., Class A *	26,037	2,972,905
CHINA — 11.7%
Contemporary Amperex Technology Co., Ltd., Class A	66,900	3,888,868
Horizon Robotics *	1,548,600	811,726
Kweichow Moutai Co., Ltd., Class A	11,900	2,080,755
Meituan, Class B *	242,600	2,141,511
PDD Holdings, Inc. ADR *	40,300	3,074,084
Tencent Holdings Ltd.	77,200	4,260,094
16,257,038
FRANCE — 2.1%
Hermes International	1,544	2,823,505
INDIA — 1.0%
MakeMyTrip Ltd. *	24,887	1,326,228
ITALY — 1.5%
Moncler SpA	35,337	2,056,517
NETHERLANDS — 10.5%
Adyen NV *	3,015	2,828,424
ASML Holding NV	5,924	11,730,562
14,558,986
SINGAPORE — 2.5%
Sea Ltd. ADR *	36,466	3,494,537
SOUTH KOREA — 1.2%
Coupang, Inc. *	93,448	1,623,192
TAIWAN — 6.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	107,000	8,441,260

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford Institutional Long Term Global Growth Fund

Shares	Value
UNITED STATES — 54.7%
Amazon.com, Inc. *	41,787	$9,959,514
AppLovin Corp., Class A *	14,098	7,263,713
Axon Enterprise, Inc. *	5,826	3,266,114
BeOne Medicines Ltd., Class H *	121,300	2,643,834
Cloudflare, Inc., Class A *	30,034	7,366,739
Dexcom, Inc. *	38,377	2,584,691
Duolingo, Inc. *	8,292	953,746
elf Beauty, Inc. *	21,083	1,560,142
Intuitive Surgical, Inc. *	7,366	2,929,311
Joby Aviation, Inc. *	136,236	1,215,225
Netflix, Inc. *	24,846	1,774,004
NVIDIA Corp.	49,679	9,940,271
QXO, Inc. *	102,457	1,770,457
Reddit, Inc., Class A *	20,935	3,633,897
Rivian Automotive, Inc., Class A *	106,004	1,839,169
ROBLOX Corp., Class A *	41,783	2,272,159
Rocket Lab Corp. *	30,516	3,101,951
Samsara, Inc., Class A *	111,647	3,620,712
Space Exploration Technologies Corp., Class A *	13,759	2,350,863
Spotify Technology SA *	8,512	3,908,115
Symbotic, Inc. *	35,869	1,612,312
75,566,939
TOTAL INVESTMENTS — 99.1%
(cost $130,981,953)		$137,006,202
Other assets less liabilities — 0.9%		1,230,450
NET ASSETS — 100.0%		$138,236,652
*
Non-income producing security.
ADR
—

American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$93,299,146	$43,707,056	$—	$137,006,202
Total	$93,299,146	$43,707,056	$—	$137,006,202
**
Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford Institutional Long Term Global Growth Fund

ASSETS
Investments, at value (cost $130,981,953)	$137,006,202
Cash	1,365,304
Foreign cash, at value (cost $94,556)	94,455
Due from Manager	57,026
Dividends receivable	16,665
Total Assets	138,539,652
LIABILITIES
Advisory fee payable	163,171
Shareholder Servicing fee payable	59,686
Trustee fee payable	1,792
Commitment fee payable	1,070
Accrued expenses	77,281
Total Liabilities	303,000
NET ASSETS	$138,236,652
COMPOSITION OF NET ASSETS
Paid-in capital	$132,261,687
Total distributable earnings	5,974,965
$138,236,652
NET ASSET VALUE, PER SHARE
Class 2 ($138,231,429 / 13,260,634 shares outstanding), unlimited authorized, no par value	$10.42
Class 3 ($5,223 / 500 shares outstanding), unlimited authorized, no par value	$10.45

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Financial Statements and
Other Information June 30, 2026

For the Period February 5, 2026* through June 30, 2026 (unaudited)

Baillie Gifford Institutional Long Term Global Growth Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $45,300)	$326,835
Interest	2,112
Total Investment Income	328,947
EXPENSES
Advisory fee (Note B)	267,970
Shareholder Servicing fees — Class 2 shares (Note B)	77,064
Shareholder Servicing fees — Class 3 shares (Note B)	14,216
Transfer agency	10,834
Fund accounting	40,620
Professional fees	21,253
Legal	14,478
Custody	5,830
Trustees’ fees	4,319
Commitment fees	1,070
Miscellaneous	6,262
Total Expenses	463,916
Fees waived/expenses reimbursed	(57,026)
Total Expenses after waiver	406,890
Net Investment (Loss)	(77,943)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	48,514
Foreign currency transactions	(19,664)
28,850
Net change in unrealized appreciation (depreciation) on:
Investments	6,024,249
Translation of net assets and liabilities denominated in foreign currencies	(191)
6,024,058
Net realized and unrealized gain	6,052,908
NET INCREASE IN NET ASSETS FROM OPERATIONS	$5,974,965
*
Commencement of investment operations.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford Institutional Long Term Global Growth Fund

For the Period February 5, 2026(a) through June 30, 2026 (unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment (loss)	$(77,943)
Net realized gain	28,850
Net change in unrealized appreciation	6,024,058
Net Increase in Net Assets from Operations	5,974,965
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	152,007,299
Class 3	79,615,961
Cost of shares redeemed:
Class 2	(17,242,112)
Class 3	(82,119,461)
Increase in Net Assets from Transactions in Shares of Beneficial Interest	132,261,687
Total Increase in Net Assets	138,236,652
NET ASSETS
Beginning of Period	—
End of Period	$138,236,652
(a)
Commencement of investment operations.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford Institutional Long Term Global Growth Fund

Selected data for a Class 2 share outstanding throughout the period

For the Period February 5, 2026(a) through June 30, 2026
Net asset value, beginning of period	$10.00
From Investment Operations
Net investment (loss)(b)	0.00(c)
Net realized and unrealized gain on investments and foreign currency	0.42
Net increase in net asset value from investment operations	0.42
Net asset value, end of period	$10.42
Total Return
Total return based on net asset value(d)	4.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$138,231
Ratio of net expenses to average net assets, before waiver	0.72%	*
Ratio of net expenses to average net assets, after waiver	0.70%	*
Ratio of net investment loss to average net assets	(0.01)%	*
Portfolio turnover rate(e)	19%
*
Annualized.
(a)
Commencement of investment operations.
(b)
Calculated based upon average shares outstanding during the period.
(c)
Amount is less than $0.005 per share.
(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(e)
Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford Institutional Long Term Global Growth Fund

Selected data for a Class 3 share outstanding throughout the period

For the Period February 5, 2026(a) through June 30, 2026
Net asset value, beginning of period	$10.00
From Investment Operations
Net investment (loss)(b)	(0.02)
Net realized and unrealized gain on investments and foreign currency	0.47
Net increase in net asset value from investment operations	0.45
Net asset value, end of period	$10.45
Total Return
Total return based on net asset value(c)	4.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5
Ratio of net expenses to average net assets, before waiver	0.65%	*
Ratio of net expenses to average net assets, after waiver	0.63%	*
Ratio of net investment loss to average net assets	(0.45)%	*
Portfolio turnover rate(d)	19%
*
Annualized.
(a)
Commencement of investment operations.
(b)
Calculated based upon average shares outstanding during the period.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(d)
Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2026

Note A — Organization and Accounting Policies

The Fund is a series of Baillie Gifford Institutional Trust (the “Trust”). The investment objective of the Fund is to achieve long-term capital appreciation. For information on the specific investment strategies of the Fund and a description of each share class, please refer to the Fund’s Prospectus for Private Placement (“Prospectus”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Massachusetts business trust on September 5, 2025, under the laws of Massachusetts. The Trust operates pursuant to the Amended and Restated Agreement and Declaration of Trust dated October 2, 2025, as amended from time to time.

Baillie Gifford Institutional Long Term Global Growth Fund (‘LTGG Institutional Fund’) commenced operation on February 5, 2026.

The Fund’s Class 2 and Class 3 share classes had shares outstanding as of June 30, 2026.

Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in ASC Topic 946, Financial Services — Investment Companies by the U.S. Financial Accounting Standards Board (“FASB”). The financial statements of the Fund have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments

Pursuant to Rule 2a‑5 under the 1940 Act, the Board of Trustees of the Trust (the “Board”) has designated the Fund’s investment adviser, Baillie Gifford Overseas

Limited (the “Manager”) as the valuation designee (the “Valuation Designee”) to determine the fair value, in good faith, of securities and other instruments for which no readily available market quotation exists, subject to the Board’s oversight.

Investments for which there are readily available market quotations are valued at market value. Equity securities listed on a securities exchange, market or automated quotation system (including equity securities traded over the counter) for which quotations are readily available, are valued at the last quoted trade price on the primary exchange or market (foreign or domestic) on which they are most actively traded on the date of valuation (or at approximately 4:00 p.m. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the date of valuation, at the most recent quoted bid price.

Other securities for which current market quotations are not readily available (or for which quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained, or for any other reason), and all other assets, are valued at their fair value as determined in good faith by the Valuation Designee.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, and such events may not be reflected in the computation of the Fund’s net asset value.

The Valuation Designee utilizes a third-party pricing service for all equity securities, except those traded on Canadian, Latin American, or U.S. exchanges, subject to certain minimum confidence levels, which applies a fair value adjustment that seeks to reflect changes in such securities’ market prices since the close of the market on which the securities are traded. To the extent that securities are valued using this service, the securities will be classified as Level 2 securities in the fair value measurement framework described below.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that the Fund would receive

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2026

to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 —
unadjusted quoted prices in active markets for identical investments which the Fund has the ability to access
Level 2 —
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —
significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2026 is disclosed at the end of the Fund’s Portfolio of Investments.

For the period ended June 30, 2026, there were no Level 3 investments for which significant unobservable inputs were used to determine the fair value.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the applicable rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Securities Transactions and Investment Income

The Fund’s securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash income, if any, is included in investment income, with any non-cash income exceeding 5% of the Fund’s total income stated separately on the Statement of Operations, and is recorded at the fair market value of securities received.

Investment income, expenses (other than those specific to a particular class of shares), and realized and unrealized

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2026

gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Segment Reporting

The Fund is subject to ASC Topic 946, Financial Services — Investment Companies and is structured as having a limited purpose by design. The Fund’s sole purpose is to invest to obtain returns from investment income and/or capital appreciation in accordance with its established investment objective. As such, the Fund is deemed to be an individual reporting segment under ASC Topic 280, Segment Reporting and is not part of a consolidated reporting entity. The results of the operations, as shown in the Statement of Operations and the financial highlights for the Fund is the information used by the Chief Operating Decision Maker for purposes of assessing performance and allocating resources. Accordingly, the President/Principal Executive Officer is deemed to be the Chief Operating Decision Maker.

U.S. Federal and Other Taxes

The Fund intends to continue to qualify to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and as such will not be subject to U.S. federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Fund’s shareholders. Therefore, no U.S. federal income tax provision is required.

Investment income received from investments in foreign jurisdictions may be subject to foreign withholding tax. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Whenever possible, the Fund will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty. Foreign taxes, if any, net of any reclaims, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

As a result of several court cases in certain countries across the European Union (“EU”), the Fund may file European tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. If a positive decision is reached and as such, reclaims become payable to the Fund, they will be reflected as windfall tax recovery within investment income in the Statement of Operations and related receivables, if any, will be reflected within tax reclaims receivable in the Statement of Assets and Liabilities. If the associated cash is received, the Fund will generally follow, for tax purposes, IRS guidance in Notice 2016‑10 and reduce the current year foreign taxes paid by the amount of the refund. When uncertainty exists as to the ultimate resolution of these proceedings and the likelihood of receipt of these EU reclaims, no amounts are reflected in the financial statements.

In addition to the requirements of the Code, the Fund may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities in India or other such jurisdictions, payable upon repatriation of sales proceeds. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred tax liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities.

The Fund is subject to tax accounting standards that provide guidance for how certain and uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. These standards require the evaluation of tax positions taken, or expected to be taken, in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more‑likely‑than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more‑likely‑than-not” threshold would be recorded as a reduction in a tax benefit or expense in the current year. Management has evaluated the application of these standards and has determined no liabilities for income tax related expenses are required in the financial statements of the Fund.

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2026

Improvements to Income Tax Disclosures

Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures requires each Fund to provide a breakdown of total income tax paid, net of refunds, by jurisdiction if the amount exceeds materiality. The enhanced income tax disclosures are assessed annually and will be updated, as applicable, in the Fund’s annual financial statements for the year ending December 31, 2026.

Dividends and Distributions to Shareholders

The Fund intends to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Fund at net asset value on the ex-dividend date unless the shareholder elects to receive dividends and distributions in cash. Currently, the Fund’s policy is to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with U.S. federal income tax regulations, which may differ from GAAP.

The Fund’s cost of investments and gross unrealized appreciation (depreciation) at June 30, 2026 for U.S. federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross (Depreciation)	Net Appreciation
Baillie Gifford Institutional Long Term Global Growth Fund	$130,981,953	$17,306,637	$(11,282,388)	$6,024,249

Note B — Investment Management and Other Services

The Fund is advised and managed by the Manager. The Manager, an investment adviser registered with the SEC, is a wholly owned subsidiary of Baillie Gifford & Co.

Under an investment advisory agreement between the Manager and the Trust on behalf of the Fund (the “Advisory Agreement”), the Fund pays the Manager an investment advisory fee, in arrears.

The advisory fee paid by the Fund under the Advisory Agreement is calculated and accrued daily on the basis of the annual rate noted below and expressed as a percentage of the Fund’s average daily net assets.

Fund	Average Daily Net Assets of the Fund (billions)	Annual Rate at Each Asset Level
Baillie Gifford Institutional Long Term Global Growth Fund	$0 - $2 >$2 - $5 Above $5	0.45% 0.41% 0.39%

Effective the date the Fund was established, the Manager has contractually agreed to waive its fees and/or bear expenses to the extent that the annual expenses (excluding taxes and extraordinary expenses) exceed 0.70% for Class 2, 0.63% for Class 3, 0.60% for Class 4, and 0.55% for Class 5. This contractual waiver will expire on April 30, 2029. Fees waived or expenses reimbursed for the Fund are not subject to recoupment. This contractual agreement may only be terminated by the Board.

Baillie Gifford Funds Services LLC, a wholly-owned subsidiary of the Manager, serves as the sole distributor and principal underwriter of the shares of the Fund.

The Fund has adopted a Shareholder Servicing Plan providing that the Fund may pay the Manager, or any other entity that acts from time to time as the shareholder servicing agent with respect to a class of Fund shares, for services rendered and expenses borne in connection with the provision of services provided to Fund investors and/or the maintenance of shareholder accounts. For these services, the Fund pays the Manager a fee based on a fixed percentage of the Fund’s average daily net assets attributed to each class of shares. The fee paid by Class 2 shares is 0.17%, Class 3 shares is 0.10%, Class 4 shares is 0.07%, and Class 5 shares is 0.02%.

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2026

The Bank of New York Mellon (“BNY”) serves as the Fund’s administrator and custodian. BNY Mellon Investment Servicing (US) Inc. serves as the Trust’s transfer agent, registrar and dividend disbursing agent.

Note C — Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) for the period ended June 30, 2026 were as follows:

Fund	Purchases	Sales
Baillie Gifford Institutional Long Term Global Growth Fund	$28,175,897	$38,169,021

Note D — Transactions in Shares of Beneficial Interest

Baillie Gifford Institutional Long Term Global Growth Fund
For the Period Ended June 30, 2026
Shares		Amount
Class 2 Shares
Shares sold	14,936,708	$152,007,299(a)
Shares issued in reinvestment of dividends and distributions	—	—
Shares redeemed	(1,676,074)	(17,242,112)
Net Increase (Decrease)	13,260,634	$134,765,187
Class 3 Shares
Shares sold	7,961,596	$79,615,961
Shares issued in reinvestment of dividends and distributions	—	—
Shares redeemed	(7,961,096)	(82,119,461)(a)
Net Increase (Decrease)	500	$(2,503,500)
(a)
$72,119,461 converted into Class 2 from Class 3.

Note E — Beneficial Ownership

Beneficial ownership, either direct or indirect, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act.

As of June 30, 2026, the Fund had two shareholders which beneficially owned 25% or more of the Fund’s voting securities. Purchase and redemption activity of these accounts may have a significant effect on the operation of the Fund.

Note F — Commitments and Contingencies

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.

The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2026

occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note G — Principal Risks

The below is a selection of the Fund’s principal risks. Additional risks of investing in the Fund are included in the Fund’s Prospectus.

Investment Style Risk

The Manager actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Manager’s judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager’s investment decisions will produce the desired results.

Growth Stock Risk

The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

Long-Term Investment Strategy Risk

The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over extended periods of time, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund’s portfolio.

Asia Risk

Investing in securities of companies located in or with exposure to Asian countries involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including different financial reporting standards, currency exchange rate fluctuations, and highly regulated markets with the potential for government interference. The economies of many Asian countries are heavily dependent on international trade and on only a few industries or commodities and, as a result, can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade. Some Asian securities may be less liquid than U.S. or other foreign securities.

Market Disruption and Geopolitical Risk

Geopolitical, environmental and other events may disrupt securities markets and adversely affect global economies and markets. These disruptions could prevent the Fund from implementing its investment strategies and achieving its investment objectives, and increase the Fund’s exposure to the other risks detailed in the Prospectus. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S.

War, terrorism, public health crises, and other geopolitical events, such as sanctions, tariffs, trade disputes, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. For instance, the 2022 Russian invasion of Ukraine and the sanctions that followed had immediate negative effects on global financial markets, sovereign debt and the markets for certain securities and commodities, such as oil and natural gas, and reduced the liquidity and value of Russian securities to zero or near zero. Similarly, terrorism in the U.S. and around the world has resulted in increased geopolitical risk.

Non-U.S. Investment Risk

Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2026

transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

Natural and environmental disasters, such as earthquakes and tsunamis, can be highly disruptive to economies and markets, adversely impacting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Similarly, dramatic disruptions can be caused by communicable diseases, epidemics, pandemics, plagues and other public health crises.

For further information on the risks of investing in the Fund, please refer to the Prospectus.

Note H — Legal Notice

MSCI

MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Note I — Subsequent Events

Subsequent to June 30, 2026 and through August 27, 2026 shareholders redeemed approximately $141 million of the Fund’s shares, representing approximately 98.2% of the Fund’s net assets at the point of redemption. Baillie Gifford International LLC is the Fund’s sole remaining shareholder. Management has concluded that these redemptions represent a nonrecognized subsequent event and, accordingly, no adjustment has been made to the accompanying financial statements.

Copyright © Baillie Gifford & Co 2026

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Baillie Gifford Institutional Trust (the “Trust”) paid $2,521 to the Directors in compensation during the period. No compensation was paid to Officers or others Open-End Managements Investment Companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Baillie Gifford Institutional Trust
BAILLIE GIFFORD Institutional Long Term Global Growth fund

Board considerations
Regarding New Fund Advisory Agreement Approval

On October 2, 2025, the Board of Trustees (the “Board” and individually, the “Trustees”) of Baillie Gifford Institutional Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as defined by the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of Baillie Gifford Institutional Long Term Global Growth Fund (the “Fund”), and Baillie Gifford Overseas Limited (the “Manager”). As part of the review process, the Independent Trustees met independently of Trust management and of the interested trustee of the Board to consider the approval of the Advisory Agreement. During the review process, the Independent Trustees were represented by independent legal counsel and advised by their independent legal counsel of their fiduciary duties pertaining to approval of investment advisory agreements and the factors that they should consider in evaluating such agreements. The Independent Trustees reviewed materials received from the Manager, Broadridge, an independent provider of mutual fund data (“Broadridge”), and independent legal counsel. After reviewing the information received, the Independent Trustees requested supplemental information, and the Manager provided materials in response. The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement.

The Board concluded that it was in the best interests of the Fund to approve the Advisory Agreement. In reaching this conclusion for the Fund, the Board did not identify any single factor as determinative in its analysis, but rather the Board considered a variety of factors, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

The Board considered that the Manager intended to propose to convert Baillie Gifford Long Term Global Growth Fund (the “Current LTGG Fund”), a publicly offered mutual fund series of Baillie Gifford Funds (a separate trust) (“BGF”) advised by the Manager, to an exchange-traded fund (the “ETF Conversion”). The Board considered the Manager’s explanation that, in connection with the ETF Conversion, the Fund was proposed as a privately placed mutual fund series of the Trust to provide eligible shareholders of the Current LTGG Fund who would prefer not to hold ETF shares following the ETF Conversion with an opportunity to remain invested in a mutual fund with substantially the same investment objective, philosophy, process, strategy and policies as the Current LTGG Fund.

The Board considered the nature, extent and quality of the services expected to be provided by the Manager to the Fund. The Board noted that the Manager provides advisory services to the Current LTGG Fund and other mutual fund series of BGF. The Board considered that the Trustees, as members of the board of trustees of BGF, reviewed during the 2025 annual contract renewal process that concluded in

June extensive information regarding the Manager and the nature, extent and quality of services provided to such funds. The Board noted further that, pursuant to the Fund’s Advisory Agreement, the Manager will provide portfolio management services to the Fund and will receive an advisory fee and, pursuant to a separate Shareholder Service Plan and Shareholder Servicing Agreement, the Manager will receive a “shareholder service fee,” the amount of which varies among the share classes. The Board considered the background and qualifications of the investment, compliance and administrative personnel who would be involved in the management and oversight of the Fund, noting that the portfolio management team that manages the Current LTGG Fund would manage the Fund, and reviewed information regarding the Fund’s advisory fee and shareholder service fee, and the estimated expense ratio for each share class of the Fund giving effect to the proposed expense limitation, compared to a peer group of similar funds. The Board considered the proposed investment objective, philosophy, process, strategy and policies for the Fund, noting that they were to be substantially the same as those for the Current LTGG Fund, and reviewed performance information for the Current LTGG Fund. In evaluating the advisory fee to be paid by the Fund, and in particular when assessing comparative data, the Board also considered the advisory fee in combination with the shareholder service fee. The Board concluded that the nature, extent and quality of the services provided by the Manager to the Fund, pursuant to the Advisory Agreement, were expected to be satisfactory.

With respect to profitability, the Board considered that, because the Fund was not operational, the Manager did not provide estimated profitability. The Board considered other benefits to be derived by the Manager from its relationship to the Fund, including receipt of the shareholder service fee. The Board considered whether there were economies of scale with respect to management of the Fund. The Board considered that the Fund was not yet operational and that the proposed advisory fee schedule includes breakpoints. The Board also considered the expense limitation proposed by the Manager for the Fund.

The Board noted that the Fund’s advisory fee (plus the shareholder service fee) would be the same as the Current LTGG Fund’s advisory fee (plus the shareholder service fee) for each applicable share class, and that the proposed advisory fee breakpoints would also be the same. The Board also noted that the estimated net expense ratio for each share class of the Fund, giving effect to the proposed expense limitation, would be the same as the net expense ratio for the applicable share class of the Current LTGG Fund as disclosed in the Current LTGG Fund’s current prospectus. The Board reviewed the Fund’s advisory fee (plus the shareholder service fee) and estimated net expense ratio for the Fund’s Class 2 shares, and compared them to the average management fees and expense ratios of an expense peer group and an expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund’s contractual advisory fee (plus the Class 2 shareholder service fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered that the Manager had contractually agreed to waive its fees and/or bear other expenses of each share class of the Fund through April 30, 2029 to limit expenses and that the contractual expense limitation agreement may only be terminated by the Board. The Board considered that the advisory fee (plus the Class 2 shareholder service fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Fund were reasonable and fair and that the approval of the Advisory Agreement was in the best interests of the Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S- K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Baillie Gifford Institutional Trust

By (Signature and Title)*	/s/ Michael Stirling-Aird, President

Michael Stirling-Aird, President

(principal executive officer)

Date  September 2, 2026

By (Signature and Title)*	/s/Lindsay Cockburn

Lindsay Cockburn, Treasurer

(principal financial officer)

Date   September 2, 2026

* Print the name and title of each signing officer under his or her signature.